Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of Relationship Between Related Parties with their Groups

The table below sets forth the related parties and their relationships with the Group:

Related party	Relationship with the Group
Chuan wang	Chairman and director of the Company (note i)
Shenglong Zou	Co-founder, director and shareholder of the Company
Weimin Luo	Director and Chief Operating Officer of the Company (note i)
Shenzhen Crystal Technology Co., Ltd. (“Shenzhen Crystal”)	Company owned by a co-founder and director of the Company
Vantage Point Global Limited	Shareholder of the Company
Aiden & Jasmine Limited	Shareholder of the Company
Millet Technology Co., Ltd. (“Xiaomi Technology”)	(note ii)
Millet Communication Technology Co., Ltd. (“Millet Communication Technology”)	(note ii)
Beijing Xiaomi Mobile Software Co., Ltd. (“Beijing Xiaomi Mobile Software”)	(note ii)
Beijing Millet Payment Technologies Co., Ltd. (“Beijing Millet Payment Technologies”)	(note ii)
Guangzhou Millet Information Service Co., Ltd. (“Guangzhou Millet”)	(note ii)
Shenzhen Xiaomi Technology Co., Ltd. (“Shenzhen Xiaomi”)	(note ii)
Beijing Itui Technology Co., Ltd. (“Beijing Itui”)	Company owned by the principal shareholder of the Company (note iii)
Itui Online	Company owned by the principal shareholder of the Company (note iii)
Chizz (HK) Limited (“Chizz”)	Company owned by the principal shareholder of the Company (note iii)

25.          Related party transactions (Continued)

Notes:

(i)	Chuan Wang has resigned from the board on April 2, 2020, and Weimin Luo resigned from the board and resigned as the Chief Operating Officer on May 19, 2021 and June 1, 2021, respectively.
(ii)	Prior to April 2, 2020, these companies were related companies to the Company as they were affiliated companies of a shareholder of the Company, Xiaomi Ventures Limited (“Xiaomi Ventures”).

On April 2, 2020, Xiaomi Ventures ceased to be the shareholder of the Company as Xiaomi Ventures together with certain shareholders of the Company exchanged their common shares of the Company for the shares of Itui International Inc. (“Itui”). In addition, Xiaomi Ventures entitled to certain veto rights in determining Itui’s voting on the Company. As a result, Xiaomi Ventures and the companies controlled by Xiaomi Ventures continued to be related parties of the Company.

(iii)	These companies become related parties of Xunlei since April 2, 2020 when Itui became the principal shareholder of the Company.

Schedule of Significant Related Party Transactions

During the years ended December 31, 2019, 2020 and 2021, significant related party transactions were as follows:

	Years ended December 31,
(In thousands)	2019	2020	2021
Bandwidth revenue from Beijing Xiaomi Mobile Software (note a)	1,815	—	—
Bandwidth revenue from Xiaomi Technology (note a)	875	2,211	2,798
Advertisement revenue from Guangzhou Millet	19	—	—
Bandwidth revenue from Beijing Itui (note b)	—	1,119	821
Advertisement revenue from Itui Online (note c)	—	7,269	11,648
Advertisement revenue from Shenzhen Xiaomi (note d)	—	53	380
Technology service revenue from Guangzhou Millet (note e)	2,460	2,466	1,245
Technology service revenue from Shenzhen Xiaomi (note e)	—	—	1,392
Interest income from Chizz	—	—	176
Bandwidth cost from Quanxun Huiju (note f)	—	594	730
Forum service fees paid and payable to Xiaomi Technology	13	—	—
Interest accrued to Vantage Point Global Limited (note g)	46	243	—
Interest accrued to Aiden & Jasmine Limited (note g)	17	91	55
Repayment of loans to Weimin Luo arising from a business combination (note 3)	—	662	—

Notes:

(a)	From July 2017 to July 2019, Onething entered into a contract with Beijing Xiaomi Mobile Software for the provision of bandwidth to Beijing Xiaomi Mobile Software at a price benchmarking against market price, based on actual usage.

From August 2019 till now, Onething entered into the contract with Xiaomi Technology for the provision of bandwidth to Xiaomi Technology at a price benchmarking against market price, based on actual usage.

(b)	Onething entered into a sales contract with Beijing Itui for provision of bandwidth at a price benchmarking against market price and charged based on actual usage since July 2019. The contract was extended for one year from July 2021 to June 2022 based on the same term.
(c)	In May 2020, a user traffic monetization agreement was entered into with Itui Online, according to which Xunlei is entitled to receive a mutually agreed sharing of net advertising revenue covering a period from mid-May 2020 to mid-May 2021. The contract was extended for one year from mid-May 2021 to mid-May 2022 based on the same term.
(d)	In July 2020, a user traffic monetization agreement was entered into with Shenzhen Xiaomi, according to which Xunlei is entitled to receive a mutually agreed sharing of net advertising revenue.
(e)	The Group is entitled to receive a mutually agreed sharing of net advertising revenue covering a period from mid-June 2017 to mid-June 2019, as compensation for technology solution services provided to Guangzhou Millet. The contract was extended for two years from mid-June 2019 to mid-June 2021. A similar contract was entered into with Shenzhen Xiaomi in July 2021, covering a period of two years.
(f)	In July 2020, Onething entered into the contract with Quanxun Huiju, for the provision of bandwidth to Onething at a price benchmarking against market price, based on actual usage. The contract was extended for one year from July 2021 to June 2022 based on the same term.
(g)	In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited (Co founder’s company) for USD10,879,000 and 10,334,679 common shares from Vantage Point Global Limited for USD29,121,000. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Seller has not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Seller the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD1,451,000 (including interest of USD363,000) and USD3,883,000 (including interest of USD971,000) respectively. The Group has repaid USD3,883,000 to Vantage Point Global Limited in January 2021.

The interest accrued for the year ended December 31, 2021 was USD55,000 for Aiden & Jasmine Limited.

Schedule of Amount Due to from Related Party

(In thousands)	December 31, 2020	December 31, 2021
Amounts due from related parties -current
Accounts receivable due from Guangzhou Millet	1,456	—
Accounts receivable due from Xiaomi Technology	576	831
Accounts receivable due from Itui Online	7,689	12,156
Accounts receivable due from Beijing Itui	1,153	857
Accounts receivable due from Shenzhen Xiaomi	60	1,520
Other receivable due from Chizz (note)	—	176
Other receivable due from Xiaomi Technology	15	16
Other receivable due from Shenzhen Crystal	6	7
Other receivable due from Shenglong Zou	9	9
Other receivable due from Chuan Wang	6	6
Amounts due from a related party - non-current
Other receivable due from Chizz	—	19,311

Note: In September 2021, Xunlei Network provided a loan amounted to USD20 million to Chizz at an interest rate of 3% per annum for a term of 2 years.

(In thousands)	December 31, 2020	December 31, 2021
Amounts due to related parties
Accounts payable due to Quanxun Huiju	55	91
Other payable due to Vantage Point Global Limited	3,883	—
Other payable due to Aiden & Jasmine Limited	1,451	1,506